INVENTORIES (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Inventory [Line Items]
Provision For Inventories	¥ 65,245	$ 9,856	¥ 0	¥ 2,428,288